DEBT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 03, 2025	Nov. 24, 2025	Sep. 05, 2025
Short-Term Debt [Line Items]
Volatility rate			106.90%	140.30%
Risk-free rate of interest			5.48%	4.73%
Convertible debt outstanding	$ 181,000	$ 0
Amortization of debt discount	0	0
Change in Unrealized Gain (Loss) on Fair Value Hedging Instruments	$ (258,864)	$ (45,268)
Sept 2025 Note Payable [Member]
Short-Term Debt [Line Items]
Notes payable							$ 65,550
Debt interest rate							15.00%
Nov 2025 Note Payable [Member]
Short-Term Debt [Line Items]
Notes payable							$ 65,550
Debt interest rate						15.00%
Dec 2025 Note Payable [Member]
Short-Term Debt [Line Items]
Notes payable							$ 77,050
Debt interest rate					15.00%